Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Revenue Recognition
4.	Revenue Recognition

Disaggregated Revenue

The table below presents the Company’s revenue disaggregated based on the nature of its arrangements. Management uses these categories of revenue to evaluate the performance of its businesses and to assess its financial results and forecasts.

	Year Ended December 31,
	2021	2020	2019
Advertising	$205,794	$149,704	$128,438
Content	130,200	119,846	150,876
Commerce and other	61,570	51,774	38,609
	$397,564	$321,324	$317,923

The following table presents the Company’s revenue disaggregated by geography:

	2021	2020	2019
Revenue:
United States	$352,280	$292,107	$287,723
International	45,284	29,217	30,200
Total	$397,564	$321,324	$317,923

Contract Balances

The timing of revenue recognition, billings and cash collections can result in billed accounts receivable, unbilled receivables (contract assets), and deferred revenues (contract liabilities). The payment terms and conditions within the Company’s contracts vary by the type, the substantial majority of which require that customers pay for their services on a monthly or quarterly basis, as the services are being provided. When the timing of revenue recognition differs from the timing of payments made by customers, the Company recognizes either unbilled revenue (its performance precedes the billing date) or deferred revenue (customer payment is received in advance of performance). In addition, we have determined our contracts generally do not include a significant financing component.

The Company’s contract assets are presented in Prepaid and other current assets on the accompanying consolidated balance sheets and totaled $13.3 million, $2.8 million, and $6.2 million, and $nil at December 31, 2021, 2020, and 2019, and January 1, 2019, respectively. These amounts relate to revenue recognized during the respective year that is expected to be invoiced and collected in the following year. During the year ended December 31, 2021 the Company acquired $16.5 million of contract assets as part of the C Acquisition.

The Company’s contract liabilities, which are recorded in Deferred revenue on the accompanying consolidated balance sheets, are expected to be recognized as revenues during the succeeding twelve-month period. Deferred revenue totaled $1.7 million, $2.4 million, $1.5 million, and $4.0 million at December 31,2021, 2020, and 2019, and January 1, 2019, respectively. During the year ended December 31, 2021 the Company acquired $5.9 million of deferred revenue as part of the C Acquisition.

Transaction Price Allocated to Remaining Performance Obligations

We have certain licensing contracts with minimum guarantees and terms extending beyond one year. Revenue to be recognized related to the remaining performance obligations was $4.2 million at December 31, 2021 and is expected to be recognized over the next 3 years. This amount does not include: (i) contracts with an original expected duration of one year or less, such as advertising contracts, (ii) variable consideration in the form of sales-based royalties, and (iii) variable consideration allocated entirely to wholly unperformed performance obligations.